Quarterly Holdings Report
for

Fidelity Freedom® Blend 2045 Fund

December 31, 2020

FBF-Y45-QTLY-0221
1.9892476.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,077,656	$85,152,299
Fidelity Series Commodity Strategy Fund (a)	4,327,430	19,862,906
Fidelity Series Large Cap Growth Index Fund (a)	3,491,488	54,571,953
Fidelity Series Large Cap Stock Fund (a)	3,666,247	60,309,761
Fidelity Series Large Cap Value Index Fund (a)	8,767,283	115,815,812
Fidelity Series Small Cap Opportunities Fund (a)	1,784,658	28,608,074
Fidelity Series Value Discovery Fund (a)	2,984,880	42,773,329
TOTAL DOMESTIC EQUITY FUNDS
(Cost $353,089,219)		407,094,134

International Equity Funds - 40.9%
Fidelity Series Canada Fund (a)	1,565,354	18,079,838
Fidelity Series Emerging Markets Fund (a)	1,125,302	12,760,921
Fidelity Series Emerging Markets Opportunities Fund (a)	4,547,712	113,510,893
Fidelity Series International Growth Fund (a)	2,666,930	47,418,007
Fidelity Series International Index Fund (a)	1,748,421	19,739,671
Fidelity Series International Small Cap Fund (a)	854,335	17,539,505
Fidelity Series International Value Fund (a)	4,670,744	47,127,811
Fidelity Series Overseas Fund (a)	3,807,048	47,207,390
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $265,687,250)		323,384,036

Bond Funds - 6.3%
Fidelity Series Corporate Bond Fund (a)	7,840	89,695
Fidelity Series Emerging Markets Debt Fund (a)	503,888	4,807,087
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	143,874	1,556,716
Fidelity Series Floating Rate High Income Fund (a)	104,938	953,884
Fidelity Series Government Bond Index Fund (a)	9,701	106,227
Fidelity Series High Income Fund (a)	564,058	5,335,991
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,472,215	15,796,863
Fidelity Series Investment Grade Bond Fund (a)	9,955	118,660
Fidelity Series Investment Grade Securitized Fund (a)	7,732	80,875
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,985,178	18,204,081
Fidelity Series Real Estate Income Fund (a)	286,199	3,005,084
TOTAL BOND FUNDS
(Cost $49,402,997)		50,055,163

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	1,381,650	1,381,650
Fidelity Series Short-Term Credit Fund (a)	114,402	1,171,480
Fidelity Series Treasury Bill Index Fund (a)	660,002	6,600,020
TOTAL SHORT-TERM FUNDS
(Cost $9,133,013)		9,153,150
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $677,312,479)		789,686,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,950)
NET ASSETS - 100%		$789,677,533

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$45,398,547	$41,324,827	$17,970,893	$26,009,932	$1,825,763	$14,574,055	$85,152,299
Fidelity Series Canada Fund	10,877,362	4,371,236	1,969,516	378,380	(113,219)	4,913,975	18,079,838
Fidelity Series Commodity Strategy Fund	15,847,876	4,970,877	4,719,212	80,533	(632,092)	4,395,457	19,862,906
Fidelity Series Corporate Bond Fund	139,934	43,096	99,812	2,399	(8,063)	14,540	89,695
Fidelity Series Emerging Markets Debt Fund	3,182,890	1,144,102	165,692	154,071	566	645,221	4,807,087
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,481,276	20,580	8,703	192	95,828	1,556,716
Fidelity Series Emerging Markets Fund	5,633,587	3,428,088	708,689	173,775	11,322	4,396,613	12,760,921
Fidelity Series Emerging Markets Opportunities Fund	51,858,394	30,222,242	7,823,174	3,310,868	168,657	39,084,774	113,510,893
Fidelity Series Floating Rate High Income Fund	706,212	186,984	40,087	29,558	147	100,628	953,884
Fidelity Series Government Bond Index Fund	213,162	43,104	147,551	2,361	(242)	(2,246)	106,227
Fidelity Series Government Money Market Fund 0.13%	4,354,063	6,333,183	9,305,596	3,461	--	--	1,381,650
Fidelity Series High Income Fund	3,582,891	1,369,330	200,434	194,103	1,309	582,895	5,335,991
Fidelity Series Inflation-Protected Bond Index Fund	10,644,373	6,443,828	2,024,272	197,308	(8,002)	740,936	15,796,863
Fidelity Series International Growth Fund	31,568,620	16,825,639	8,442,508	6,636,902	59,432	7,406,824	47,418,007
Fidelity Series International Index Fund	12,407,656	3,706,069	1,513,493	373,811	(8,953)	5,148,392	19,739,671
Fidelity Series International Small Cap Fund	9,400,796	3,152,612	633,125	139,117	49,557	5,569,665	17,539,505
Fidelity Series International Value Fund	30,343,617	10,804,069	7,847,023	1,304,765	1,005	13,826,143	47,127,811
Fidelity Series Investment Grade Bond Fund	211,130	55,151	149,448	5,771	(5,555)	7,382	118,660
Fidelity Series Investment Grade Securitized Fund	146,201	38,519	103,018	1,982	(50)	(777)	80,875
Fidelity Series Large Cap Growth Index Fund	33,894,819	11,417,296	10,444,411	1,585,336	1,079,148	18,625,101	54,571,953
Fidelity Series Large Cap Stock Fund	35,267,491	15,957,147	6,008,666	3,061,078	86,625	15,007,164	60,309,761
Fidelity Series Large Cap Value Index Fund	65,339,354	29,132,824	6,680,032	2,259,005	156,432	27,867,234	115,815,812
Fidelity Series Long-Term Treasury Bond Index Fund	11,941,249	11,711,871	3,120,664	1,783,127	110,944	(2,439,319)	18,204,081
Fidelity Series Overseas Fund	30,281,498	11,333,431	8,316,404	530,066	(291,119)	14,199,984	47,207,390
Fidelity Series Real Estate Income Fund	1,952,890	646,859	125,673	171,219	(19)	531,027	3,005,084
Fidelity Series Short-Term Credit Fund	1,109,555	21,440	--	21,499	--	40,485	1,171,480
Fidelity Series Small Cap Opportunities Fund	17,479,666	5,593,085	5,094,291	592,376	122,203	10,507,411	28,608,074
Fidelity Series Treasury Bill Index Fund	12,403,593	157,185	5,913,197	53,190	(16,414)	(31,147)	6,600,020
Fidelity Series Value Discovery Fund	20,499,714	13,093,122	1,889,526	861,118	77,961	10,992,058	42,773,329
	466,687,140	235,008,492	111,476,987	49,925,814	2,667,535	196,800,303	789,686,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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